Post-Employment and Other Non-current Employee Benefits - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of defined benefit plans [line items]
Post employment least invest percentage	30.00%
Actuarial Assumption of Discount Rates
Disclosure of defined benefit plans [line items]
Impact on absolute terms of variation in the assumptions on net defined benefit liability	1.00%
Percentage of significant actuarial assumptions	1.00%
Bottom of Range
Disclosure of defined benefit plans [line items]
Weighted average duration of defined benefit obligation	18 years 8 months 12 days	16 years 3 months 18 days
Top of Range
Disclosure of defined benefit plans [line items]
Weighted average duration of defined benefit obligation	20 years 1 month 6 days	16 years 9 months 18 days